Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net (loss) income	¥ 976,571	$ 141,587	¥ 1,314,131	¥ (745,225)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in affiliates, net of dividends	(33,708)	(4,887)	(206,218)	(60,397)
Share-based settlement expenses			19,908	1,290,811
Changes in operating assets and liabilities:
Amounts due from related parties	(2,040)	(296)	53,194	14,990
Other current assets	(17,001)	(2,465)	57,135	(96,832)
Deferred tax assets	(84,904)	(12,310)	(119,606)	(67,330)
Contingent liabilities	99,000	14,354	(11,398)	530,433
Other current liabilities	(178,823)	(25,927)	191,420	(361,210)
Other non-current liabilities	(40,260)	(5,837)	99,165	(2,578)
Net cash provided by operating activities	632,901	91,764	1,521,838	796,353
Cash flows from investing activities:
Proceeds from long-term investments	19,366	2,808	8,465	26,606
Net cash provided by (used in) investing activities	74,289	10,773	(2,572,094)	352,584
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	247,015	35,814
Payment for repurchase of ordinary shares			(372,376)	(281,610)
Net cash (used in) provided by financing activities	233,761	33,892	(513,121)	(371,422)
Effect of exchange rate changes	81,054	11,751	(46,714)	(148,745)
Net increase (decrease) in cash and cash equivalents	1,022,005	148,180	(1,610,091)	628,770
Cash and cash equivalents - beginning of year	3,412,613	494,782	5,022,704	4,393,934
Cash and cash equivalents - end of year	4,434,618	642,962	3,412,613	5,022,704
Parent company
Cash flows from operating activities:
Net (loss) income	976,571	141,587	1,314,131	(745,225)
Adjustments to reconcile net income to net cash provided by operating activities:
Income from equity in subsidiaries and VIEs, net of dividends	(942,081)	(136,586)	(1,309,836)	(978,658)
Income from equity in affiliates, net of dividends	(41,385)	(6,000)	(28,606)	(58,913)
Share-based settlement expenses			19,908	1,290,811
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs				356,685
Amounts due from related parties	(63)	(9)	18	(94)
Amounts due to subsidiaries and VIEs	52,262	7,577	28,584	56,937
Other current assets			40,772	(31,417)
Deferred tax assets				1,226
Contingent liabilities			(11,398)	530,433
Other current liabilities	(31,336)	(4,543)	11,828	(10,249)
Other non-current liabilities			(2,276)	908
Net cash provided by operating activities	13,968	2,026	63,125	412,444
Cash flows from investing activities:
Increase in investments in subsidiaries and VIEs	(17,492)	(2,536)	(1,120,785)	(43,690)
Capital return from investments in affiliates				101,114
Net cash provided by (used in) investing activities	(17,492)	(2,536)	(1,120,785)	57,424
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	1,493	216	11,114	33,372
Proceeds from advances from subsidiaries	287,876	41,738	537,604
Repayment of advances from subsidiaries	(448,387)	(65,010)	(82,481)
Payment for repurchase of ordinary shares			(372,376)	(281,610)
Proceeds from offering, net of issuance cost	247,015	35,814
Net cash (used in) provided by financing activities	87,997	12,758	93,861	(248,238)
Effect of exchange rate changes	41,227	5,977	(171,897)	(111,190)
Net increase (decrease) in cash and cash equivalents	125,700	18,225	(1,135,696)	110,440
Cash and cash equivalents - beginning of year	224,145	32,498	1,359,841	1,249,401
Cash and cash equivalents - end of year	¥ 349,845	$ 50,723	¥ 224,145	¥ 1,359,841